Stock and Incentive Plan - Omnibus Plan Black Scholes Assumptions- (Details) (Omnibus Plan)	3 Months Ended
Mar. 31, 2015
Omnibus Plan
Assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
Dividend yield (as a percent)	0.00%
Expected life	6 years
Expected volatility (as a percent)	37.00%
Risk-free interest rate (as a percent)	1.81%